Employee benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ (4,598)	$ (4,503)	$ (3,698)
Salaries, accrued vacations and related charges [member]
IfrsStatementLineItems [Line Items]
Total	(3,652)	(3,478)	(3,006)
Management fees and charges [member]
IfrsStatementLineItems [Line Items]
Total	(14)	(14)	(14)
Variable compensation programs [member]
IfrsStatementLineItems [Line Items]
Total	(932)	(1,011)	(678)
Performance Award Program [Member]
IfrsStatementLineItems [Line Items]
Total	(468)	(416)	(547)
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	$ (464)	$ (595)	$ (131)